Long-Term Debts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Long-Term Debts [Line Items]
Interest expense (in Dollars)	$ 18,194	$ 62,870	$ 102,350
Vehicle carrying value (in Dollars)		$ 77,550
Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.89%	3.02%
Minimum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.38%	0.38%
Maximum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	2.00%	14.56%